EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of options granted	$ 3.40	$ 2.61	$ 2.43
Assumptions in estimating average option values:
Risk-free interest rate	1.34%	1.49%	2.55%
Dividend yield	0.00%	0.00%	0.00%
Volatility	49.28%	49.85%	47.06%
Expected life (in years)	8 years	8 years	7 years 3 months